Leases payable	12 Months Ended
Jun. 30, 2020
Leases Payable
Leases payable

14. Leases payable

	Nature	2020	2019
Current
Financial lease sugarcane fields	Parceria III	287	254
Operating leases		-	26,249
Operating leases - IFRS 16		25,562	-
		25,849	26,503
Non-current
Financial lease sugarcane fields	Parceria IV	34,011	20,943
Operating leases - IFRS 16	-	92,503	-
		126,514	20,943
		152,363	47,446

Changes in financial leases during the year ended June 30, 2020 and 2019 are as follows:

	2019 (a)	First-time adoption - IFRS 16	Exchange rate variation	Unwind of present value adjustment	Payments	New contracts	2020
Financial lease sugarcane fields - Parceria III	254	-	-	33	-	-	287
Financial lease sugarcane fields - Parceria IV	20,943	-	-	13,068	-	-	34,011
Operating leases	7,156	-	-	-	(13,006)	5,850	-
Operating leases - IFRS 16	19,093	92,794	307	13,912	(37,007)	28,966	118,065
	47,446	92,794	307	27,013	(50,013)	34,816	152,363

(a)	As reclassified according to note 2.1

As of June 30, 2020, the Company's main contracts subject to IFRS 16 are related to agricultural partnership and land lease operations, as well as other less relevant contracts that involve leases of machinery, vehicles and properties.

Changes in lease liabilities occur upon effective payment of the lease as well as periodic restatement by variation in the soybean or sugarcane price and adjustment to present value. The impacts from adjustment to present value are recognized under financial income (loss), net in the income statement.

As of June 30, 2020, the Company and its subsidiaries held the following lease agreements from third parties:

Lease liabilities

Description	Location	Currency	2020
Parceria II	Ribeiro Gonçalves - PI	R$	14,390
Parceria III	Alto Taquari - MT	R$	35,167
Parceria III – Sugarcane plantation lease	Alto Taquari	R$	287
Parceria IV - Sugarcane plantation lease	São Raimundo de Mangabeira	R$	34,011
Parceria V	São Félix do Xingu - MT	R$	36,492
Araucária	Mineiros - GO	R$	2,271
Parceria VII	Baixa Grande do Ribeiro - PI	R$	26,697
Headquarters	São Paulo - SP	R$	181
Vehicle lease	N.A.	R$	549
Services with identified assets	N.A.	R$	1,840
Lease of vehicles and office in Paraguay	Assunção - Paraguai	R$	478
		R$	152,363

The above lease liabilities, which are under IFRS 16, are discounted to present value using an incremental borrowing rate that ranges from 4.82% to 6.91%.

The lease agreements with third parties of the Company are indexed to the price of the soybean bag in the region where each unit is located, except for Parceria III and Headquarters, where the price is determined via Consecana and fixed payments, respectively. For the cases where payments are indexed to the soybean bag, future minimum payments are estimated in number of soybean bags and translated into local currency using the soybean price of each region, on the base date of first-time adoption of IFRS 16, and adjusted to the current price at time of payment. Meanwhile, payments indexed to Consecana are determined in tons of sugarcane and translated into local currency based on the Consecana price in effect at the time.

With regard to the lease agreements of third parties:

(i)	they contain no contingent payment clause;
(ii)	the lease agreements of Parceria II, V and Araucária are, for the most part, indexed to the variation in the soybean bag price, and, in the case of Parceria II, there is a clause for adjustment of payment for yield bonus;
(iii)	there are no restrictions imposed, such as those related to dividends and interest on equity, additional debt or any other that requires additional disclosure.

The future minimum lease payments of the aforementioned leases are detailed below:

1 year	25,849
2 years	26,200
3 years	17,674
4 years	16,381
5 years	11,275
Above 5 years	54,984
152,363